Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 94,232,032	$ 3,077,467	$ 109,408,693
Loss allowance (Lifetime ECLs)	(340,417)	(11,117)	(164,408)
Net Amount	$ 93,891,615	$ 3,066,350	$ 109,244,285
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 87,272,289	$ 2,850,173	$ 102,857,157
Loss allowance (Lifetime ECLs)	(11,118)	(363)	(20,445)
Net Amount	87,261,171	2,849,810	102,836,712
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	4,915,827	160,543	4,765,548
Loss allowance (Lifetime ECLs)	(1,521)	(50)	(1,778)
Net Amount	$ 4,914,306	$ 160,493	$ 4,763,770
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,334,335	$ 43,578	$ 1,413,656
Loss allowance (Lifetime ECLs)	(17,272)	(564)	(47,752)
Net Amount	$ 1,317,063	$ 43,014	$ 1,365,904
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.00%	70.00%	70.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 251,769	$ 8,222	$ 294,937
Loss allowance (Lifetime ECLs)	(139,299)	(4,549)	(70,133)
Net Amount	$ 112,470	$ 3,673	$ 224,804
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 457,812	$ 14,951	$ 77,395
Loss allowance (Lifetime ECLs)	(171,207)	(5,591)	(24,300)
Net Amount	$ 286,605	$ 9,360	$ 53,095
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%